Document and Entity Information	Feb. 19, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 19, 2021
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2705790
Entity Address, Address Line One	900 Innovators Way
Entity Address, City or Town	Simi Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93065
City Area Code	805
Local Phone Number	581-2187
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001368622
Amendment Flag	true
Amendment Description	Add Amendment Description Here.